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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2013
                                                -----------------

Check here if Amendment [  ]; Amendment Number:  ____
This Amendment (Check only one.):       [  ] is a restatement
                                        [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Planning Alternatives, Ltd.
Address:  36800 Woodward Ave. Ste. 200
          Bloomfield Hills, MI  48304

Form 13F File Number:  28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:     Daniel E. Cook
Title:    Chief Compliance Officer
Phone:    248-645-1520

Signature, Place, and Date of Signing:

/s/ Daniel E. Cook              Bloomfield Hills, MI     April 24, 2013
     [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)





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[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


















































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                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                         ------------

Form 13F Information Table Entry Total:      30
                                         ------------

Form 13F Information Table Value Total:    $218,348
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

List of Other Managers Reporting for this Manager:

None.

























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
                                      FORM 13F INFORMATION TABLE
       COLUMN 1               COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-----------------------   --------------    ---------   --------    ------------------ ---------- -------- ------------------
                                                         VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER        TITLE OF CLASS     CUSIP     (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
-----------------------   --------------    ---------   --------    -------   --- ---- ---------- -------- ---- ------   ----
SCHWAB STRATEGIC TR       US BRD MKT ETF    808524102  74817.35257 1970952.386 SH         Sole        1     0     0   1970952.386
VANGUARD STAR FD          VG TL INTL STK F  921909768  40977.10739  854223.627 SH         Sole        1     0     0    854223.627
ISHARES GOLD TRUST        ISHARES           464285105    9786.9896      630605 SH         Sole        1     0     0        630605
SCHWAB STRATEGIC TR       US MID-CAP ETF    808524508  18059.68164      572052 SH         Sole        1     0     0        572052
VANGUARD SPECIALIZED
   PORTFOL                DIV APP ETF       921908844  23567.70414  358716.958 SH         Sole        1     0     0    358716.958
COMPUWARE CORP            COM               205638109   4477.20287      358463 SH         Sole        1     0     0        358463
SCHWAB STRATEGIC TR       US SML CAP ETF    808524607   9158.28194      213679 SH         Sole        1     0     0        213679
ISHARES TR                RUSSELL 3000      464287689   17672.8187      189095 SH         Sole        1     0     0        189095
ISHARES INC               EM MKT MIN VOL    464286533   4774.66236       78479 SH         Sole        1     0     0         78479
FORD MTR CO DEL           COM PAR $0.01     345370860    578.71835       44009 SH         Sole        1     0     0         44009
ISHARES TR                CORE S&P MCP ETF  464287507  4544.980317   39497.526 SH         Sole        1     0     0     39497.526
ISHARES TR                CORE S&P SCP ETF  464287804  2706.947874     31092.9 SH         Sole        1     0     0       31092.9
OUTDOOR CHANNEL HLDGS
   INC                    COM NEW           690027206    248.17224       27822 SH         Sole        1     0     0         27822
CALAMOS CONV & HIGH
   INCOME F               COM SHS           12811P108    302.63625       23625 SH         Sole        1     0     0         23625
PIMCO CORPORATE INCOME
   STRAT                  COM               72200U100     398.1435       21650 SH         Sole        1     0     0         21650
INVESCO MUN OPPORTUNITY
   TR                     COM               46132C107      255.588       18050 SH         Sole        1     0     0         18050
DNP SELECT INCOME FD      COM               23325P104    144.89046       14289 SH         Sole        1     0     0         14289
MICROSOFT CORP            COM               594918104   377.214135       13187 SH         Sole        1     0     0         13187
NUVEEN MICH QUALITY
   INCOME M               COM               670979103    176.51265       11651 SH         Sole        1     0     0         11651
ISHARES TR                RUSSELL 1000      464287622      994.194       11400 SH         Sole        1     0     0         11400
GENERAL ELECTRIC CO       COM               369604103    244.21656       10563 SH         Sole        1     0     0         10563
GRACO INC                 COM               384109104    516.17685        8895 SH         Sole        1     0     0          8895
VANGUARD INDEX FDS        TOTAL STK MKT     922908769  686.0790851    8474.297 SH         Sole        1     0     0      8474.297
PIMCO ETF TR              ENHAN SHRT MAT    594846107  805.4112365   7933.1321 SH         Sole        1     0     0     7933.1321
PROCTER & GAMBLE CO       COM               742718109  518.1984466     6724.61 SH         Sole        1     0     0       6724.61
VANGUARD BD INDEX FD
   INC                    TOTAL BND MRKT    921937835     518.9862        6205 SH         Sole        1     0     0          6205
SCHWAB STRATEGIC TR       US LRG CAP ETF    808524201    220.17825        5895 SH         Sole        1     0     0          5895
SPDR SERIES TRUST         S&P DIVID ETF     78464A763    287.38645        4355 SH         Sole        1     0     0          4355
INTERNATIONAL BUSINESS
   MACHS                  COM               459200101     220.9788        1036 SH         Sole        1     0     0          1036
APPLE INC                 COM               037833100  310.1288354    700.6028 SH         Sole        1     0     0      700.6028

                                                       218347.5397
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